9. LONG-TERM LOAN: Schedule of Long-term Loan (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Details
Long-term loan, gross amount	$ 30,451	$ 0
Current portion of long-term loan	6,393	0
Long-term loan, less current portion	24,058	0
Long-term loan payment schedule - Year 1	8,072	0
Long-term loan payment schedule - Year 2	8,072	0
Long-term loan payment schedule - Year 3	8,072	0
Long-term loan payment schedule - Year 4	8,072	0
Long-term loan payment schedule - Year 5	2,524	0
Long-term loan, with payment schedule	34,812	0
Long-term loan, imputed interest	4,126	0
Long-term loan, other fees	235	0
Long-term loan, less imputed interest	$ 30,451	$ 0